Derivative Financial Instruments - Derivative Financial Instruments (Detail) - Derivatives Designated as Hedges [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivatives Fair Value [Line Items]
Asset derivatives fair value	$ 2,298	$ 2,631
Liability derivatives fair value	618	9,365
Accounts receivable-other [Member]
Derivatives Fair Value [Line Items]
Asset derivatives fair value	2,232	2,631
Other assets [Member]
Derivatives Fair Value [Line Items]
Asset derivatives fair value	66
Other liabilities [Member]
Derivatives Fair Value [Line Items]
Liability derivatives fair value		4
Accounts payable [Member]
Derivatives Fair Value [Line Items]
Liability derivatives fair value	$ 618	$ 9,361